S000000586 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	199 Months Ended	260 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	12.76%	18.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	10.88%	14.82%
BARON FIFTH AVENUE GROWTH FUND
Prospectus [Line Items]
Average Annual Return, Percent		18.00%	6.90%		14.63%		10.56%
Performance Inception Date							Apr. 30, 2004
BARON FIFTH AVENUE GROWTH FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.89%	6.50%		14.33%		10.28%
Performance Inception Date							Apr. 30, 2004
BARON FIFTH AVENUE GROWTH FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.44%	5.39%		12.36%		9.22%
Performance Inception Date							Apr. 30, 2004
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.15%	7.15%		14.91%	10.77%
Performance Inception Date	[1]					May 29, 2009
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.30%	7.16%	10.77%	14.92%
Performance Inception Date	[1]			Jan. 29, 2016

[1]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.